Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits
Deposits for research and development, prototype parts and other	$ 47,259	$ 54,990	$ 6,412
Deposits for Future Work	8,380	8,380
Total deposits	55,639	63,370	6,412
Other current assets
Prepaid expenses	6,010	11,119	762
Other current assets		2,291	3,364
Notes receivable			40
Due from affiliate			2,034
Total other current assets	$ 8,608	$ 13,410	$ 6,200